Inventories	3 Months Ended
Mar. 31, 2013
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

The components of inventories were as follows (in millions):

	March 31, 2013	December 31, 2012
Raw materials	$60.8	$58.0
Work in process	29.2	30.0
Finished products	87.1	87.3

	$177.1	$175.3